ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	Sep. 30, 2022 participant
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of subjects enrolled in the SEAL study	55
Number of subjects that completed the SEAL study	53
Number of subjects included in the final SEAL study analysis	52